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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2002
                                                       -----------------

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes        60 State Street         Boston,        MA         02109
--------------------------------------------------------------------------------
Business Address            (Street)             (City)       (State)      (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------  ATTENTION  ---------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and
              schedules are considered integral parts of this Form
          and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2003.

                                 Kurt F. Somerville
                                 ----------------------------------------------
                                 (Name of Institutional Investment Manager)


                                 ----------------------------------------------
                                 (Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                       13F File No.:           Name:                           13F File No.:
1.       Michael B. Elefante                28-06281                6.
---------------------------------------     ------------------      --------------------------      ----------------
2.       Timothy F. Fidgeon                 28-06169                7.
---------------------------------------     ------------------      --------------------------      ----------------
3.       Roy A. Hammer                      28-5798                 8.
---------------------------------------     ------------------      --------------------------      ----------------
4.       Lawrence T. Perera                 28-06167                9.
---------------------------------------     ------------------      --------------------------      ----------------
5.       Michael J. Puzo                    28-06165                10.
---------------------------------------     ------------------      --------------------------      ----------------

                                                                                                                             Page 1
AS OF: DECEMBER 31, 2002                                FORM 13F                                     SEC FILE # KURT S. SOMERVILLE/

          ITEM 1:                ITEM 2:         ITEM 3:         ITEM 4:        ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
      NAME OF ISSUER        TITLE OF CLASS   CUSIP NUMBER  FAIR MARKET VALUE   SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                               PRINCIPAL   DISCRETION             (A)    (B)    (C)
                                                                                 AMOUNT    (A) (B) (C)           SOLE  SHARES  NONE
AT&T WIRELESS SERVICES INC.  COMMON STOCK      00209A106          73450           13000            xx                   13000
ABBOTT LABS                  COMMON STOCK      002824100        1584920           39623            xx                   39623
AMERICAN INTERNATIONAL
GROUP INC.                   COMMON STOCK      026874107         592500           10242            xx                   10242
AMGEN INC.                   COMMON STOCK      031162100        1988563           41137            xx                   41137
ANALOG DEVICES, INC.         COMMON STOCK      032654105         742357           31100            xx                   31100
ANALOG DEVICES, INC.         DTD 10/2/2000     032654AD7         968906          975000            xx                  975000
                             CONV DEB
AUTOMATIC DATA PROCESSING    COMMON STOCK      053015103        1424932           36304            xx                   36304
AVERY DENNISON CORP.         COMMON STOCK      053611109        1553448           25433            xx                   25433
BP PLC ADR                   COMMON STOCK      055622104        2194084           53975            xx                   53975
BANK OF AMERICA CORP.        COMMON STOCK      060505104         382635            5500            xx                    5500
BERKSHIRE HATHAWAY INC.      CLASS A           084670108         727500              10            xx                      10
BERKSHIRE HATHAWAY INC.      CLASS B           084670207         971623             401            xx                     401
BRISTOL-MYERS SQUIBB CO.     COMMON STOCK      110122108         565045           24408            xx                   24408
BURLINGTON NORTHERN SANTA
FE CORP                      COMMON STOCK      12189T104         254066            9768            xx                    9768
BURLINGTON RESOURCES INC.    COMMON STOCK      122014103         260421            6106            xx                    6106

                                                                                                                              Page 2
AS OF: DECEMBER 31, 2002                                 FORM 13F                                     SEC FILE # KURT S. SOMERVILLE/

          ITEM 1:                ITEM 2:          ITEM 3:         ITEM 4:        ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
      NAME OF ISSUER        TITLE OF CLASS    CUSIP NUMBER  FAIR MARKET VALUE   SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                                PRINCIPAL   DISCRETION             (A)    (B)    (C)
                                                                                  AMOUNT    (A) (B) (C)           SOLE  SHARES  NONE
CANADIAN NATIONAL RAILWAY    COMMON STOCK       136375102         712754           17150            xx                   17150
CO.
CHEVRONTEXACO CORP.          COMMON STOCK       166764100        1708602           25701            xx                   25701
CISCO SYS INC.               COMMON STOCK       17275R102         657463           50188            xx                   50188
COCA COLA CO.                COMMON STOCK       191216100        1034273           23592            xx                   23592
COMCAST CORP.                SPL A              20030N200         224725            9948            xx                    9948
WALT DISNEY COMPANY          COMMON STOCK       254687106         509410           31233            xx                   31233
DOW CHEMICAL CO.             COMMON STOCK       260543103         268488            9040            xx                    9040
E I DU PONT DE NEMOURS &     COMMON STOCK       263534109        1384996           32665            xx                   32665
CO.
EMC CORP.                    COMMON STOCK       268648102         509104           82916            xx                   82916
EATON VANCE CORP.            COMMON STOCK       278265103         254250            9000            xx                    9000
EMERSON ELECTRIC CO.         COMMON STOCK       291011104        1416071           27848            xx                   27848
EXXON MOBIL CORP.            COMMON STOCK       30231G102        5677890          162504            xx                  162504
FUEL CELL ENERGY INC.        COMMON STOCK       35952H106         183620           28025            xx                   28025
GANNETT CO.                  COMMON STOCK       364730101         204630            2850            xx                    2850
GENERAL ELECTRIC CO.         COMMON STOCK       369604103        1660816           68206            xx                   68206
HELMERICH & PAYNE INC.       COMMON STOCK       423452101         461213           16525            xx                   16525

                                                                                                                              Page 3
AS OF: DECEMBER 31, 2002                                 FORM 13F                                   SEC FILE # KURT S. SOMERVILLE/

          ITEM 1:                ITEM 2:          ITEM 3:         ITEM 4:        ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
      NAME OF ISSUER        TITLE OF CLASS    CUSIP NUMBER  FAIR MARKET VALUE   SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                                PRINCIPAL   DISCRETION             (A)    (B)    (C)
                                                                                  AMOUNT    (A) (B) (C)           SOLE  SHARES  NONE
HEWLETT-PACKARD CO.          COMMON STOCK       428236103         232259           13379            xx                   13379
IGEN INTERNATIONAL INC.      COMMON STOCK       449536101        1193373           27850            xx                   27850
I M S HEALTH INC.            COMMON STOCK       449934108         168000           10500            xx                   10500
INTEL CORPORATION            COMMON STOCK       458140100        2277097          146249            xx                  146249
INTL BUSINESS MACHINES       COMMON STOCK       459200101        1683300           21720            xx                   21720
INTERNATIONAL PAPER CO.      COMMON STOCK       460146103         279760            8000            xx                    8000
JEFFERSON-PILOT CORP.        COMMON STOCK       475070108        2669606           70050            xx                   70050
JOHNSON & JOHNSON            COMMON STOCK       478160104        3349248           62358            xx                   62358
KOPIN                        COMMON STOCK       500600101         356230           90875            xx                   90875
LIBERTY MEDIA CORP.          SER A              530718105         417596           46711            xx                   46711
ELI LILLY & CO.              COMMON STOCK       532457108         598932            9432            xx                    9432
M B N A CORP.                COMMON STOCK       55262L100         406553           21375            xx                   21375
THE MCCLATCHY CO.            COMMON STOCK       579489105         207065            3650            xx                    3650
MERCK & CO. INC.             COMMON STOCK       589331107        3801928           67160            xx                   67160
MICROSOFT CORP.              COMMON STOCK       594918104        1725849           33382            xx                   33382
NOKIA CORP ADR A             COMMON STOCK       654902204         520800           33600            xx                   33600
ORACLE CORP.                 COMMON STOCK       68389X105         164700           15250            xx                   15250

                                                                                                                              Page 4
AS OF: DECEMBER 31, 2002                                 FORM 13F                                     SEC FILE # KURT S. SOMERVILLE/

          ITEM 1:                ITEM 2:          ITEM 3:         ITEM 4:        ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
      NAME OF ISSUER        TITLE OF CLASS    CUSIP NUMBER  FAIR MARKET VALUE   SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                                PRINCIPAL   DISCRETION             (A)    (B)    (C)
                                                                                  AMOUNT    (A) (B) (C)           SOLE  SHARES  NONE
PEPSICO INC.                 COMMON STOCK       713448108         926180           21937            xx                   21937
PFIZER INC.                  COMMON STOCK       717081103        1344132           43969            xx                   43969
PROCTER & GAMBLE CO.         COMMON STOCK       742718109        1702385           19809            xx                   19809
ROYAL DUTCH PETROLEUM CO.    N Y REG SHS        780257804         202492            4600            xx                    4600
                             PAR N GLDR
                             1.25
SARA LEE CORP.               COMMON STOCK       803111103         263367           11700            xx                   11700
SEPRACOR INC.                COMMON STOCK       817315104         197664           20441            xx                   20441
STATE STREET CORP.           COMMON STOCK       857477103        1134354           29086            xx                   29086
3M COMPANY                   COMMON STOCK       88579Y101        2120883           17201            xx                   17201
U S BANCORP                  COMMON STOCK       902973304         498670           23500            xx                   23500
UNION PACIFIC CORP.          COMMON STOCK       907818108         269415            4500            xx                    4500
VERIZON COMMUNICATIONS INC.  COMMON STOCK       92343V104         512818           13234            xx                   13234
WELLS FARGO & CO. (NEW)      COMMON STOCK       949746101         262472            5600            xx                    5600
WYETH                        COMMON STOCK       983024100         765428           20466            xx                   20466
INGERSOLL RAND LTD. CL A     COMMON STOCK       G4776G101         251901            5850            xx                    5850
TOTAL:                                                          61657212
